Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [line items]
Raw materials	€ 1,444		€ 1,453	€ 1,550
Work in process	5,921		5,296	5,316
Finished goods	2,849		2,682	2,800
Total	10,214		9,431	9,666
Blueprint Medicines Corporation
Disclosure of inventories [line items]
Contingent consideration recognised as of acquisition date	991	€ 1,129
Gross value (e)
Disclosure of inventories [line items]
Raw materials	1,617		1,588	1,676
Work in process	6,456		5,777	5,869
Finished goods	3,021		2,899	3,045
Total	11,094		10,264	10,590
Allowances
Disclosure of inventories [line items]
Raw materials	173		135	126
Work in process	535		481	553
Finished goods	172		217	245
Total	€ 880		€ 833	€ 924